CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
	2022	2021

Cash and bank balances	228,632	425,823
Time deposits	63,825	1,981
TOTAL	292,457	427,804